Severance And Retirement Plans (Schedule Of Pension Fund) (Detail) (Kanto IT Software Pension Fund [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
EIN/ Pension Plan Number	N/A	N/A
Pension Protection Act Zone Status	N/A	N/A	N/A
FIP/RP Status Pending/Implemented	No	No	No
Contributions	$ 9,502	¥ 781,000	¥ 809,000	¥ 985,000
Surcharge Imposed	No	No	No